Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2022
Transfers of financial assets and variable interest entities
30 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and for Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial paper (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs. Third-party guarantees may further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to re-securitize an existing security to give the investor an investment with different risk ratings or characteristics.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include managed collateralized loan obligations (CLOs), CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures, investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M22 and 6M21 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M22	6M21
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	5	0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
RMBS
Net gain/(loss) [1]	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or its underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Other asset-backed financings
Net gain [1]	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or its underlying collateral	(997)	(699)
Fees [2]	97	81
Cash received on interests that continue to be held	36	7
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.
> Refer to “Transfers of financial assets” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2021 for further information.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q22 and 4Q21, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q22	4Q21
CHF million
CMBS
Principal amount outstanding	20,202	15,428
Total assets of SPE	38,723	23,205
RMBS
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Other asset-backed financings
Principal amount outstanding	23,514	24,856
Total assets of SPE	56,511	57,797
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 31 – Financial instruments” for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M22							6M21
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			252				548			92				1,337
of which level 2			191				480			82				1,019
of which level 3			61				68			10				318
Weighted-average life, in years			5.4				10.9			7.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	32.8
Cash flow discount rate (rate per annum), in % [3]	3.5	–	10.3		2.8	–	43.6	1.8	–	4.5		1.0	–	15.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	41.1	0.9	–	3.9		0.1	–	13.7
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q22 and 4Q21.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q22											4Q21
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			478				1,563			549				281				2,310			402
of which non-investment grade			96				270			75				55				370			27
Weighted-average life, in years			3.5				8.7			5.2				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	22.9			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(30.4)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(59.6)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	4.2	–	41.9		2.1	–	38.4	1.2	–	52.0		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(7.0)				(53.8)			(8.6)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(13.8)				(103.5)			(16.9)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.2	–	13.2		0.3	–	35.3	0.6	–	49.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(3.7)				(27.6)			(5.5)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(7.4)				(53.7)			(10.8)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q22 and 4Q21.
> Refer to “Note 32 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q22	4Q21
CHF million
RMBS
Other assets	0	257
Liability to SPE, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	500	557
Other assets	178	200
Liability to SPE, included in other liabilities	(678)	(757)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement provides the counterparty with the right to liquidate the collateral held or request additional collateral. Similarly, in the event of the Group’s default, the securities lending transaction provides the counterparty the right to liquidate the securities borrowed.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 2Q22 and 4Q21.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q22	4Q21
CHF billion
Government debt securities	19.2	15.9
Corporate debt securities	9.7	9.6
Asset-backed securities	2.3	4.6
Equity securities	0.3	0.5
Other	3.6	5.6
Securities sold under repurchase agreements	35.1	36.2
Government debt securities	0.2	13.9
Corporate debt securities	0.2	0.3
Asset-backed securities	0.0	0.3
Equity securities	0.2	1.0
Other	0.2	0.2
Securities lending transactions	0.8	15.7
Government debt securities	3.7	3.6
Corporate debt securities	0.8	0.6
Asset-backed securities	0.1	0.0
Equity securities	2.8	10.8
Obligation to return securities received as collateral, at fair value	7.4	15.0
Total	43.3	66.9
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q22 (CHF billion)
Securities sold under repurchase agreements	6.0		18.9		3.3	6.9	35.1
Securities lending transactions	0.7		0.0		0.0	0.1	0.8
Obligation to return securities received as collateral, at fair value	7.4		0.0		0.0	0.0	7.4
Total	14.1		18.9		3.3	7.0	43.3
4Q21 (CHF billion)
Securities sold under repurchase agreements	5.2		15.7		6.0	9.3	36.2
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.5		17.4		7.6	19.4	66.9
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 24 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered variable interest entities (VIEs) and are grouped into three primary categories: collateralized debt obligations (CDOs)/CLOs, CP conduits and financial intermediation.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2021 for a detailed description of VIEs, CDO/CLOs, CP conduit or financial intermediation.
Collateralized debt and loan obligations
The Group engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets and, in the case of CLOs, loans. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.
Commercial paper conduit
The Group acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Group financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Group (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 174 days as of the end of 2Q22. Alpine’s CP is rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in reverse repurchase agreements with a Group entity, solar loans and leases, consumer loans and aircraft loans and leases.
The Group’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Group enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Group is not the primary beneficiary and does not consolidate these third-party CP conduits. The Group’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Group can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Group’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q22 and 4Q21.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q22 (CHF million)
Cash and due from banks	15	0	46	11	23	15	110
Trading assets	1	0	1,281	42	477	0	1,801
Other investments	0	0	0	69	685	141	895
Net loans	0	1,274	0	0	16	33	1,323
Other assets	250	29	886	49	113	682	2,009
of which loans held-for-sale	249	0	72	25	0	0	346
of which premises and equipment	0	0	0	0	26	0	26
Total assets of consolidated VIEs	266	1,303	2,213	171	1,314	871	6,138
Trading liabilities	3	0	0	0	10	0	13
Short-term borrowings	0	4,620	0	15	0	0	4,635
Long-term debt	34	0	1,750	0	0	41	1,825
Other liabilities	0	88	2	21	58	54	223
Total liabilities of consolidated VIEs	37	4,708	1,752	36	68	95	6,696
4Q21 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	108	675	1,496
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	27	0	27
Total assets of consolidated VIEs	0	1,054	2,121	222	1,562	882	5,841
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	60	83	231
Total liabilities of consolidated VIEs	0	4,404	1,343	35	71	129	5,982
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and/or guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2021 for further information on non-consolidated VIEs.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2Q22 (CHF million)
Trading assets	228	0		4,399	777	7	2,095	7,506
Net loans	579	1,312		1,230	2,726	7,669	2,080	15,596
Other assets	6	0		104	148	5	797	1,060
Total variable interest assets	813	1,312		5,733	3,651	7,681	4,972	24,162
Maximum exposure to loss	1,087	8,012		7,632	3,651	11,290	5,484	37,156
Total assets of non-consolidated VIEs	10,819	16,536		153,117	129,284	38,092	19,379	367,227
4Q21 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	112	0	628	768
Total variable interest assets	531	1,005		5,488	3,447	8,787	8,108	27,366
Maximum exposure to loss	774	7,625		8,036	3,447	13,068	8,637	41,587
Total assets of non-consolidated VIEs	10,266	14,948		108,942	103,179	36,428	24,945	298,708
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.

Bank
Transfers of financial assets and variable interest entities
29 Transfers of financial assets and variable interest entities
> Refer to “Note 30 – Transfers of financial assets and variable interest entities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and “Note 34 – Transfers of financial assets and variable interest entities“ in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M22 and 6M21 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M22	6M21
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	5	0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
RMBS
Net gain/(loss) [1]	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or its underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Other asset-backed financings
Net gain [1]	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or its underlying collateral	(997)	(699)
Fees [2]	97	81
Cash received on interests that continue to be held	36	7
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M22 and 2021, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M22	2021
CHF million
CMBS
Principal amount outstanding	20,202	15,428
Total assets of SPE	38,723	23,205
RMBS
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Other asset-backed financings
Principal amount outstanding	23,514	24,856
Total assets of SPE	56,511	57,797
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 30 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M22							6M21
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			252				548			92				1,337
of which level 2			191				480			82				1,019
of which level 3			61				68			10				318
Weighted-average life, in years			5.4				10.9			7.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	32.8
Cash flow discount rate (rate per annum), in % [3]	3.5	–	10.3		2.8	–	43.6	1.8	–	4.5		1.0	–	15.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	41.1	0.9	–	3.9		0.1	–	13.7
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M22 and 2021.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M22											2021
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			478				1,563			549				281				2,310			402
of which non-investment grade			96				270			75				55				370			27
Weighted-average life, in years			3.5				8.7			5.2				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	22.9			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(30.4)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(59.6)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	4.2	–	41.9		2.1	–	38.4	1.2	–	52.0		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(7.0)				(53.8)			(8.6)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(13.8)				(103.5)			(16.9)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.2	–	13.2		0.3	–	35.3	0.6	–	49.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(3.7)				(27.6)			(5.5)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(7.4)				(53.7)			(10.8)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M22 and 2021.
> Refer to “Note 31 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M22	2021
CHF million
RMBS
Other assets	0	257
Liability to SPE, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	500	557
Other assets	178	200
Liability to SPE, included in other liabilities	(678)	(757)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M22 and 2021.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M22	2021
CHF billion
Government debt securities	19.3	16.0
Corporate debt securities	9.7	9.6
Asset-backed securities	2.3	4.6
Equity securities	0.3	0.5
Other	3.6	5.6
Securities sold under repurchase agreements	35.2	36.3
Government debt securities	0.2	13.9
Corporate debt securities	0.2	0.3
Asset-backed securities	0.0	0.3
Equity securities	0.2	1.0
Other	0.2	0.2
Securities lending transactions	0.8	15.7
Government debt securities	3.7	3.6
Corporate debt securities	0.8	0.6
Asset-backed securities	0.1	0.0
Equity securities	2.8	10.8
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	7.4	15.0
Total	43.4	67.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M22 (CHF billion)
Securities sold under repurchase agreements	6.0		19.0		3.3	6.9	35.2
Securities lending transactions	0.7		0.0		0.0	0.1	0.8
Obligation to return securities received as collateral, at fair value	7.4		0.0		0.0	0.0	7.4
Total	14.1		19.0		3.3	7.0	43.4
2021 (CHF billion)
Securities sold under repurchase agreements	5.3		15.8		6.0	9.2	36.3
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.6		17.5		7.6	19.3	67.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 23 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Bank (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 174 days as of the end of 6M22. Alpine’s CP is rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s. Alpine had exposures mainly in reverse repurchase agreements with a Group entity, solar loans and leases, consumer loans and aircraft loans and leases.
The Bank’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Bank is not the primary beneficiary and does not consolidate these third-party CP conduits. The Bank’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Bank can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Bank’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M22 and 2021.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M22 (CHF million)
Cash and due from banks	15	0	46	11	23	15	110
Trading assets	1	0	1,281	42	477	0	1,801
Other investments	0	0	0	69	685	141	895
Net loans	0	1,274	0	0	16	33	1,323
Other assets	250	29	886	49	101	682	1,997
of which loans held-for-sale	249	0	72	25	0	0	346
of which premises and equipment	0	0	0	0	13	0	13
Total assets of consolidated VIEs	266	1,303	2,213	171	1,302	871	6,126
Trading liabilities	3	0	0	0	10	0	13
Short-term borrowings	0	4,620	0	15	0	0	4,635
Long-term debt	34	0	1,750	0	0	41	1,825
Other liabilities	0	88	2	21	58	54	223
Total liabilities of consolidated VIEs	37	4,708	1,752	36	68	95	6,696
2021 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	95	674	1,482
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	12	0	12
Total assets of consolidated VIEs	0	1,054	2,121	222	1,549	881	5,827
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	61	84	233
Total liabilities of consolidated VIEs	0	4,404	1,343	35	72	130	5,984
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Bank’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M22 (CHF million)
Trading assets	228	0		4,399	776	7	2,095	7,505
Net loans	579	1,312		1,230	2,726	7,669	2,080	15,596
Other assets	6	0		104	146	5	797	1,058
Total variable interest assets	813	1,312		5,733	3,648	7,681	4,972	24,159
Maximum exposure to loss	1,087	8,012		7,632	3,648	11,290	5,484	37,153
Total assets of non-consolidated VIEs	10,819	16,536		153,117	129,154	38,092	17,260	364,978
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	109	0	628	765
Total variable interest assets	531	1,005		5,488	3,444	8,787	8,108	27,363
Maximum exposure to loss	774	7,625		8,036	3,444	13,068	8,637	41,584
Total assets of non-consolidated VIEs	10,266	14,948		108,942	102,820	36,428	19,804	293,208
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.